Document and Entity Information	Mar. 29, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2016
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Aug. 28, 2015
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Prospectus:
Trading Symbol	SELXX
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Prospectus:
Trading Symbol	SETXX
UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Prospectus:
Trading Symbol	STFXX